Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Absract]
Schedule of Name of Related Parties and Relationship with the Company	Related Parties:
Name of related parties	Relationship with the Company
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. (“Zhongxiangxin”)	An equity method investee
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”)	An equity method investee
Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”)	An equity method investee
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Mr. Kai Liu, son of Mr.Yongjun Liu, a shareholder of the Company

Schedule of Accounts Receivable from a Related Party	Accounts receivable from a related party
	As of December 31,
Name of related party	2025	2024
Yangzhou Meihua Import and Export Co., Ltd.	$1,499,525	$727,180
Due from related parties
Due from related party	As of December 31,
Name of related party	2025	2024
Zhongxiangxin	$-	$6,854,443
Hainan Guoxie	11,466,326	10,190,726
Jiangsu Guomai	10,009,867	-
Total	$21,476,193	$17,045,169

The Company sells products to its related parties and the sales amount from related parties for 2025, 2024 and 2023 are as follows:

	For the Year Ended December 31,
Name of related party	2025	2024	2023
Yangzhou Meihua Import and Export Co., Ltd.	$831,327	$768,553	$416,441